Note 8 - Lease Obligations	12 Months Ended
Nov. 30, 2012
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
8.	Lease obligations

The Company leases facilities under an operating lease which expires on November 2013, with an option to extend the lease on comparable terms for five additional years.  The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2012:

Year ending November 30, 2012	Capital Lease	Operating Lease
	$	$

2013	62,470	89,016
2014	49,251	-
	111,721	89,016
Less: amounts representing interest at 14%	13,955	-
	97,766	89,016
Less: Current portion	51,524	-
Balance, long-term portion	46,242	89,016